Please file this Prospectus Supplement with your records.

                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                      Supplement Dated January 16, 2004 to
               Institutional Shares Prospectus Dated June 30, 2003


The following supplements the section "PORTFOLIO EXPENSES" appearing on page 10 of the Prospectus.

The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Funds, reimbursement for marketing costs, or providing services to shareholders. Those payments, which are sometimes referred to as revenue sharing arrangements, also may be associated with the status of a Fund in a financial intermediary's marketing and other support activities. These payments are in addition to any Rule 12b-1 payments that may be made by the Funds to those same intermediaries.

The following supplements the section "OTHER INFORMATION" starting on page 11 of the Prospectus.

The Funds and the Transfer Agent may reject any purchase order or exchange request for any reason and without prior notice. Excessive or short-term trading (such as market timing) in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Funds or the Transfer Agent may reject a purchase order and may terminate or restrict the exchange privilege of any investor or group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Transfer Agent, actual or potential harm to the Funds. The Funds or the Transfer Agent may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed or after acceptance by an intermediary.

The following sentences from the section "EXCHANGING SHARES" appearing on page 13 of the Prospectus are hereby deleted.

Excessive exchanges can disrupt management of the Portfolios and raise their expenses. The Funds have established a policy which limits exchanges to four during any one 12-month period.





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            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                      Supplement Dated January 16, 2004 to
                         Prospectus Dated June 30, 2003


THE FOLLOWING SUPPLEMENTS THE SECTION "PORTFOLIO EXPENSES" APPEARING ON PAGE 14 OF THE PROSPECTUS.

The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Funds, reimbursement for marketing costs, or providing services to shareholders. Those payments, which are sometimes referred to as revenue sharing arrangements, also may be associated with the status of a Fund in a financial intermediary's marketing and other support activities. These payments are in addition to any Rule 12b-1 payments that may be made by the Funds to those same intermediaries.

THE FOLLOWING SUPPLEMENTS THE SECTION "OTHER INFORMATION" APPEARING ON PAGE 16 OF THE PROSPECTUS.

The Funds and the Transfer Agent may reject any purchase order or exchange request for any reason and without prior notice. Excessive or short-term trading (such as market timing) in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Funds or the Transfer Agent may reject a purchase order and may terminate or restrict the exchange privilege of any investor or group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Transfer Agent, actual or potential harm to the Funds. The Funds or the Transfer Agent may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed or after acceptance by an intermediary.

THE FOLLOWING SENTENCES FROM THE SECTION "EXCHANGING SHARES" APPEARING ON PAGE 17 OF THE PROSPECTUS ARE HEREBY DELETED.

Excessive exchanges can disrupt management of the Portfolios and raise their expenses. The Funds have established a policy which limits exchanges to four during any one 12-month period.





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